BALANCE SHEET COMPONENTS - Inventories (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 83,350	$ 47,894
Work-in-process	76,718	47,953
Finished goods	143,162	116,973
Inventories	303,230	212,820
Inventory valuation reserves	$ (21,300)	$ (4,900)